Investments (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Beginning balance	R$ 305,514
Gains (losses) on disposals of investments	(299,199)
Ending balance	(37,783)	R$ 305,514
Compagas [Member]
Disclosure of subsidiaries [line items]
Beginning balance	255,677	272,995
Net income (loss)	23,823	58,181
Other comprehensive income	0	660
Dividends	(33,695)	(13,997)
Distribution of dividends with retained earnings		62,162
Gains (losses) on disposals of investments	(245,805)
Ending balance	0	255,677
Elejor [Member]
Disclosure of subsidiaries [line items]
Beginning balance	(10,841)	(10,451)
Net income (loss)	(26,800)	873
Other comprehensive income	(142)	(1,263)
Dividends	0	0
Distribution of dividends with retained earnings		0
Gains (losses) on disposals of investments	0
Ending balance	(37,783)	(10,841)
U E G Araucaria [Member]
Disclosure of subsidiaries [line items]
Beginning balance	60,678	51,317
Net income (loss)	(7,284)	9,304
Other comprehensive income	0	57
Dividends	0	0
Distribution of dividends with retained earnings		0
Gains (losses) on disposals of investments	(53,394)
Ending balance	R$ 0	R$ 60,678